Long-Term Liabilities (Details) - Schedule of Presented in the Statement of Financial Position - Long Term Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Presented in the Statement of Financial Position [Line Items]
In current liabilities	$ 265	$ 402
In non-current liabilities	147	887
Total	$ 412	$ 1,289